UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2008

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Rainier Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.88%

Basic Materials - 6.05%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	125,825	$14,745,432
Monsanto Company	210,550	26,621,942
The Mosaic Company *	92,425	13,373,897
		54,741,271
Communications - 14.50%
Amazon.com, Inc. *	156,750	11,494,477
America Movil SA de CV, Series L, ADR	228,275	12,041,506
Cisco Systems, Inc. *	918,350	21,360,821
Corning, Inc.	585,175	13,488,284
DIRECTV Group, Inc. *	252,250	6,535,797
Focus Media Holding, Ltd., ADR * (a)	189,100	5,241,852
Google, Inc., Class A *	48,400	25,478,728
News Corp., Class A	395,200	5,943,808
Nokia Oyj, SADR	70,125	1,718,063
Omnicom Group, Inc.	324,225	14,551,218
QUALCOMM, Inc.	301,775	13,389,757
		131,244,311
Consumer, Cyclical - 4.71%
CVS Caremark Corp.	309,075	12,230,098
Lowe's Companies, Inc.	194,150	4,028,612
McDonald's Corp.	61,600	3,463,152
NIKE, Inc., Class B	385,275	22,966,243
		42,688,105
Consumer, Non-cyclical - 20.35%
Abbott Laboratories	259,650	13,753,661
Alcon, Inc.	137,750	22,424,322
Allergan, Inc.	173,300	9,020,265
Avon Products, Inc.	216,550	7,800,131
Becton, Dickinson & Company	95,200	7,739,760
Celgene Corp. *	210,475	13,443,038
Express Scripts, Inc. *	130,725	8,199,072
Genentech, Inc. *	117,800	8,941,020
Genzyme Corp. *	85,650	6,168,513
Gilead Sciences, Inc. *	412,875	21,861,731
Hologic, Inc. *	199,230	4,343,214
Merck & Company, Inc.	155,625	5,865,506
PepsiCo, Inc.	285,950	18,183,561
Procter & Gamble Company	300,975	18,302,290
Teva Pharmaceutical Industries, Ltd., SADR	193,625	8,868,025
Visa, Inc. *	114,025	9,271,373
		184,185,482
Energy - 11.91%
CONSOL Energy, Inc.	170,350	19,142,229
Pioneer Natural Resources Company	171,575	13,430,891
Quicksilver Resources, Inc. *	302,900	11,704,056
Schlumberger, Ltd.	116,575	12,523,652
Transocean, Inc. *	203,833	31,062,111
Weatherford International, Ltd. *	402,000	19,935,180
		107,798,119
Financial - 7.59%
BlackRock, Inc. (a)	81,725	14,465,325
Charles Schwab Corp.	1,000,475	20,549,756
IntercontinentalExchange, Inc. *	132,525	15,107,850

Rainier Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
State Street Corp.	153,850	$9,844,862
T. Rowe Price Group, Inc.	155,000	8,752,850
		68,720,643
Industrial - 13.01%
ABB, Ltd., SADR *	350,425	9,924,036
Boeing Company	94,175	6,189,181
Deere & Company	85,550	6,170,721
Expeditors International of Washington, Inc.	196,575	8,452,725
Manitowoc Company, Inc.	172,350	5,606,546
McDermott International, Inc. *	267,925	16,581,878
Norfolk Southern Corp.	257,525	16,139,092
Owens-Illinois, Inc. *	207,775	8,662,140
Precision Castparts Corp.	146,725	14,139,888
SPX Corp.	76,600	10,090,518
Textron, Inc.	133,625	6,404,646
United Technologies Corp.	152,325	9,398,453
		117,759,824
Technology - 17.27%
Adobe Systems, Inc. *	227,675	8,968,118
Apple, Inc. *	128,375	21,495,110
Autodesk, Inc. *	186,875	6,318,244
Broadcom Corp., Class A *	346,800	9,464,172
Cognizant Technology Solutions Corp.,
Class A *	238,700	7,760,137
Electronic Arts, Inc. *	134,600	5,980,278
Hewlett-Packard Company	398,075	17,598,896
Intel Corp.	792,175	17,015,919
Intersil Corp., Class A	191,525	4,657,888
Microsoft Corp.	637,875	17,547,941
NVIDIA Corp. *	514,925	9,639,396
Oracle Corp. *	886,100	18,608,100
Research In Motion, Ltd. *	62,075	7,256,567
VMware, Inc. Class A *	74,575	4,016,610
		156,327,376
Utilities - 1.49%
Entergy Corp.	112,000	13,493,760
TOTAL COMMON STOCKS (Cost $901,197,862)		$876,958,891

SHORT TERM INVESTMENTS - 1.29%
John Hancock Cash
Investment Trust, 2.5657% (c)(f)	11,713,910	$11,713,910
TOTAL SHORT TERM INVESTMENTS
(Cost $11,713,910)		$11,713,910

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Rainier Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.93%
Repurchase Agreement with State
Street Corp. dated 06/30/2008 at
1.80% to be repurchased at
$26,661,645 on 07/01/2008,
collateralized by $24,745,000
Federal Home Loan Mortgage
Corp., 6.88% due 09/15/2010
(valued at $27,064,844, including
interest)	$26,529,000	$26,529,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,529,000)		$26,529,000
Total Investments (Rainier Growth Fund)
(Cost $939,440,772)+ - 101.10%		$915,201,801
Liabilities in Excess of Other Assets - (1.10)%		(9,993,826)
TOTAL NET ASSETS - 100.00%		$905,207,975

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR - American Depositary Receipts
SADR - Sponsored American Depositary Receipts

*	Non-Income Producing
(a)	All or a portion of this security was out on loan.
(c)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(f)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
†	At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $939,440,772. Net unrealized depreciation aggregated $24,238,971, of which $32,151,582 related to appreciated investment securities and $56,390,553 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
3

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$888,672,801	-
Level 2 – Other Significant Observable Inputs	26,529,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$915,201,801	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreement
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for the certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q1 6/08
8/08

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2008

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
(showing percentage of total net assets)

Leveraged Companies Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 38.96%

Basic Materials - 4.74%
American Pacific Corp. *	2,200	$37,928
Smurfit-Stone Container Corp. *	1,125	4,579
		42,507
Communications - 13.60%
Cablevision Systems Corp., Class A *	1,885	42,601
Canadian Satellite Radio Holdings, Inc. *	5,900	21,582
Charter Communications, Inc., Class A * (a)	23,800	24,990
Sirius Satellite Radio, Inc. * (a)	7,575	14,544
XM Satellite Radio Holdings, Inc., Class A *	2,325	18,228
		121,945
Consumer, Cyclical - 17.57%
Allegiant Travel Company *	250	4,647
Delta Air Lines, Inc. *	6,500	37,050
Federal Mogul Corp. *	475	7,662
Isle of Capri Casinos, Inc. * (a)	1,450	6,945
MTR Gaming Group, Inc. * (a)	1,800	8,586
Northwest Airlines Corp. * (a)	6,875	45,788
Pinnacle Airlines Corp. * (a)	6,100	19,276
Tenneco, Inc. *	415	5,615
Trump Entertainment Resorts, Inc. *	1,600	3,056
UAL Corp. *	215	1,122
US Airways Group, Inc. *	7,150	17,875
		157,622
Energy - 1.48%
Dominion Petroleum, Ltd., GDR *	33,000	13,310

Industrial - 1.57%
AAR Corp. *	315	4,262
Allied Waste Industries, Inc. *	780	9,844
		14,106
TOTAL COMMON STOCKS (Cost $436,453)		$349,490

PREFERRED STOCKS - 2.03%

Financial - 2.03%
iStar Financial, Inc., Series F, 7.80%	1,100	18,216
TOTAL PREFERRED STOCKS (Cost $20,130)		$18,216

CORPORATE BONDS - 11.88%

Communications - 7.57%
Charter Communications Holdings I LLC
9.92% due 04/01/2014	$35,000	19,600
XM Satellite Radio, Inc.
7.3728% due 05/01/2013 (b)	50,000	48,250
		67,850
Consumer, Cyclical - 4.31%
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)	27,000	19,980
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	6,000	4,230
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	6,000	5,145

Leveraged Companies Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	$15,000	$9,338
		38,693
TOTAL CORPORATE BONDS (Cost $108,409)		$106,543

CONVERTIBLE BONDS - 3.57%

Consumer, Cyclical - 3.57%
AMR Corp.
4.50% due 02/15/2024	12,000	9,600
Pinnacle Airlines Corp.
3.25% due 02/15/2025	7,000	4,569
UAL Corp.
4.50% due 06/30/2021	45,000	17,842
		32,011
TOTAL CONVERTIBLE BONDS (Cost $46,377)		$32,011

SHORT TERM INVESTMENTS - 56.42%
Federal Home Loan Bank Discount Notes
2.04% due 07/01/2008 (f)	$400,000	$400,000
John Hancock Cash
Investment Trust, 2.5657% (c)(h)	106,149	106,149
TOTAL SHORT TERM INVESTMENTS
(Cost $506,149)		$506,149
Total Investments (Leveraged Companies Fund)
(Cost $1,117,518)+ - 112.86%		$1,012,409
Liabilities in Excess of Other Assets - (12.86)%		(115,384)
TOTAL NET ASSETS - 100.00%		$897,025

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend
GDR - Global Depositary Receipts

^	Non-income producing, issuer is in bankruptcy and is in default of interest payments.
*	Non-income producing
(a)	All or a portion of this security was out on loan.
(b)	Floating Rate Note. Represents the rate at period end.
(c)	The investment is an affiliate of the Fund, the adviser and/or subadviser.
(f)	Represents the yield at period end.
(g)	144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	John Hancock Cash Investment Trust is managed by MFC Global Investment
Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
†	At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,117,518. Net unrealized depreciation aggregated $105,109, of which $4,081 related to appreciated investment securities and $109,190 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
2

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$473,855	-
Level 2 – Other Significant Observable Inputs	538,554	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,012,409	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q1 6/08
8/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: August 20, 2008